Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers International Realty Fund, Inc.
Entity Central Index Key	0001309161
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Cohen & Steers International Realty Fund, Inc. | Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class A
Trading Symbol	IRFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.35%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 22.99% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned 25.19%, and the MSCI EAFE Index - net, which returned 31.22%.

Stock selection in Japan contributed to relative performance compared with the FTSE EPRA ex-U.S. Index – net,[1] as overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements. Stock selection in France also helped relative returns, aided by overweights in several retail landlords that had large gains amid resilient consumer spending and little new supply. Stock selection in Canada helped performance as well, due mainly to a non-investment in an apartment company that declined.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. Stock selection in Singapore further detracted, with underperformance from a data center operator.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
Japan	Switzerland
France	Sweden
Canada	Singapore

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	17.46%	-2.33%	2.44%
Without sales charge	22.99%	-1.43%	2.91%
MSCI EAFE Index - net	31.22%	8.93%	8.18%
FTSE EPRA ex-U.S. Index - net[1]	25.19%	-0.05%	2.46%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 250,726,737
Holdings Count | shares	72
Advisory Fees Paid, Amount	$ 1,750,974
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$250,726,737
Number of portfolio holdings (excluding derivatives)	72
Portfolio turnover rate	67%
Net advisory fees paid	$1,750,974

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Goodman Group	7.8%
Mitsubishi Estate Co. Ltd.	5.0%
Mitsui Fudosan Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.3%
Sun Hung Kai Properties Ltd.	3.3%
First Capital Real Estate Investment Trust	3.2%
Sumitomo Realty & Development Co. Ltd.	3.2%
Link REIT	2.7%
Klepierre SA	2.5%
Nomura Real Estate Master Fund, Inc.	2.4%

Sector diversification[3,5]	(%)
Diversified	55.4%
Industrials	12.1%
Retail	10.3%
Residential	7.8%
Office	6.8%
Health Care	2.7%
Data Centers	1.9%
Self Storage	1.2%
Industrial Office	0.5%
Other (includes short-term investments)	1.3%

Country diversification[3,5]	(%)
Japan	25.8%
Australia	16.6%
United Kingdom	8.9%
Hong Kong	8.4%
Singapore	8.2%
France	5.6%
Germany	4.9%
Canada	4.8%
Sweden	4.4%
Other (includes short-term investments)	12.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goodman Group	7.8%
Mitsubishi Estate Co. Ltd.	5.0%
Mitsui Fudosan Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.3%
Sun Hung Kai Properties Ltd.	3.3%
First Capital Real Estate Investment Trust	3.2%
Sumitomo Realty & Development Co. Ltd.	3.2%
Link REIT	2.7%
Klepierre SA	2.5%
Nomura Real Estate Master Fund, Inc.	2.4%

Cohen & Steers International Realty Fund, Inc. | Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class C
Trading Symbol	IRFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$222	2.00%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 22.17% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned 25.19%, and the MSCI EAFE Index - net, which returned 31.22%.

Stock selection in Japan contributed to relative performance compared with the FTSE EPRA ex-U.S. Index – net,[1] as overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements. Stock selection in France also helped relative returns, aided by overweights in several retail landlords that had large gains amid resilient consumer spending and little new supply. Stock selection in Canada helped performance as well, due mainly to a non-investment in an apartment company that declined.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. Stock selection in Singapore further detracted, with underperformance from a data center operator.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
Japan	Switzerland
France	Sweden
Canada	Singapore

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge	21.17%[2]	-2.06%	2.26%
Without sales charge	22.17%	-2.06%	2.26%
MSCI EAFE Index - net	31.22%	8.93%	8.18%
FTSE EPRA ex-U.S. Index - net[1]	25.19%	-0.05%	2.46%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 250,726,737
Holdings Count | shares	72
Advisory Fees Paid, Amount	$ 1,750,974
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$250,726,737
Number of portfolio holdings (excluding derivatives)	72
Portfolio turnover rate	67%
Net advisory fees paid	$1,750,974

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Goodman Group	7.8%
Mitsubishi Estate Co. Ltd.	5.0%
Mitsui Fudosan Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.3%
Sun Hung Kai Properties Ltd.	3.3%
First Capital Real Estate Investment Trust	3.2%
Sumitomo Realty & Development Co. Ltd.	3.2%
Link REIT	2.7%
Klepierre SA	2.5%
Nomura Real Estate Master Fund, Inc.	2.4%

Sector diversification[3,5]	(%)
Diversified	55.4%
Industrials	12.1%
Retail	10.3%
Residential	7.8%
Office	6.8%
Health Care	2.7%
Data Centers	1.9%
Self Storage	1.2%
Industrial Office	0.5%
Other (includes short-term investments)	1.3%

Country diversification[3,5]	(%)
Japan	25.8%
Australia	16.6%
United Kingdom	8.9%
Hong Kong	8.4%
Singapore	8.2%
France	5.6%
Germany	4.9%
Canada	4.8%
Sweden	4.4%
Other (includes short-term investments)	12.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goodman Group	7.8%
Mitsubishi Estate Co. Ltd.	5.0%
Mitsui Fudosan Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.3%
Sun Hung Kai Properties Ltd.	3.3%
First Capital Real Estate Investment Trust	3.2%
Sumitomo Realty & Development Co. Ltd.	3.2%
Link REIT	2.7%
Klepierre SA	2.5%
Nomura Real Estate Master Fund, Inc.	2.4%

Cohen & Steers International Realty Fund, Inc. | Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class I
Trading Symbol	IRFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 23.53% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned 25.19%, and the MSCI EAFE Index - net, which returned 31.22%.

Stock selection in Japan contributed to relative performance compared with the FTSE EPRA ex-U.S. Index – net,[1] as overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements. Stock selection in France also helped relative returns, aided by overweights in several retail landlords that had large gains amid resilient consumer spending and little new supply. Stock selection in Canada helped performance as well, due mainly to a non-investment in an apartment company that declined.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. Stock selection in Singapore further detracted, with underperformance from a data center operator.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
Japan	Switzerland
France	Sweden
Canada	Singapore

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class I2	23.53%	-1.07%	3.28%
MSCI EAFE Index - net	31.22%	8.93%	8.18%
FTSE EPRA ex-U.S. Index - net[1]	25.19%	-0.05%	2.46%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 250,726,737
Holdings Count | shares	72
Advisory Fees Paid, Amount	$ 1,750,974
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$250,726,737
Number of portfolio holdings (excluding derivatives)	72
Portfolio turnover rate	67%
Net advisory fees paid	$1,750,974

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Goodman Group	7.8%
Mitsubishi Estate Co. Ltd.	5.0%
Mitsui Fudosan Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.3%
Sun Hung Kai Properties Ltd.	3.3%
First Capital Real Estate Investment Trust	3.2%
Sumitomo Realty & Development Co. Ltd.	3.2%
Link REIT	2.7%
Klepierre SA	2.5%
Nomura Real Estate Master Fund, Inc.	2.4%

Sector diversification[3,5]	(%)
Diversified	55.4%
Industrials	12.1%
Retail	10.3%
Residential	7.8%
Office	6.8%
Health Care	2.7%
Data Centers	1.9%
Self Storage	1.2%
Industrial Office	0.5%
Other (includes short-term investments)	1.3%

Country diversification[3,5]	(%)
Japan	25.8%
Australia	16.6%
United Kingdom	8.9%
Hong Kong	8.4%
Singapore	8.2%
France	5.6%
Germany	4.9%
Canada	4.8%
Sweden	4.4%
Other (includes short-term investments)	12.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goodman Group	7.8%
Mitsubishi Estate Co. Ltd.	5.0%
Mitsui Fudosan Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.3%
Sun Hung Kai Properties Ltd.	3.3%
First Capital Real Estate Investment Trust	3.2%
Sumitomo Realty & Development Co. Ltd.	3.2%
Link REIT	2.7%
Klepierre SA	2.5%
Nomura Real Estate Master Fund, Inc.	2.4%

Cohen & Steers International Realty Fund, Inc. | Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class R
Trading Symbol	IRFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$167	1.50%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 22.80% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned 25.19%, and the MSCI EAFE Index - net, which returned 31.22%.

Stock selection in Japan contributed to relative performance compared with the FTSE EPRA ex-U.S. Index – net,[1] as overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements. Stock selection in France also helped relative returns, aided by overweights in several retail landlords that had large gains amid resilient consumer spending and little new supply. Stock selection in Canada helped performance as well, due mainly to a non-investment in an apartment company that declined.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. Stock selection in Singapore further detracted, with underperformance from a data center operator.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
Japan	Switzerland
France	Sweden
Canada	Singapore

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class R2	22.80%	-1.60%	2.79%
MSCI EAFE Index - net	31.22%	8.93%	8.18%
FTSE EPRA ex-U.S. Index - net[1]	25.19%	-0.05%	2.46%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 250,726,737
Holdings Count | shares	72
Advisory Fees Paid, Amount	$ 1,750,974
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$250,726,737
Number of portfolio holdings (excluding derivatives)	72
Portfolio turnover rate	67%
Net advisory fees paid	$1,750,974

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Goodman Group	7.8%
Mitsubishi Estate Co. Ltd.	5.0%
Mitsui Fudosan Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.3%
Sun Hung Kai Properties Ltd.	3.3%
First Capital Real Estate Investment Trust	3.2%
Sumitomo Realty & Development Co. Ltd.	3.2%
Link REIT	2.7%
Klepierre SA	2.5%
Nomura Real Estate Master Fund, Inc.	2.4%

Sector diversification[3,5]	(%)
Diversified	55.4%
Industrials	12.1%
Retail	10.3%
Residential	7.8%
Office	6.8%
Health Care	2.7%
Data Centers	1.9%
Self Storage	1.2%
Industrial Office	0.5%
Other (includes short-term investments)	1.3%

Country diversification[3,5]	(%)
Japan	25.8%
Australia	16.6%
United Kingdom	8.9%
Hong Kong	8.4%
Singapore	8.2%
France	5.6%
Germany	4.9%
Canada	4.8%
Sweden	4.4%
Other (includes short-term investments)	12.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goodman Group	7.8%
Mitsubishi Estate Co. Ltd.	5.0%
Mitsui Fudosan Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.3%
Sun Hung Kai Properties Ltd.	3.3%
First Capital Real Estate Investment Trust	3.2%
Sumitomo Realty & Development Co. Ltd.	3.2%
Link REIT	2.7%
Klepierre SA	2.5%
Nomura Real Estate Master Fund, Inc.	2.4%

Cohen & Steers International Realty Fund, Inc. | Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers International Realty Fund, Inc.
Class Name	Class Z
Trading Symbol	IRFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers International Realty Fund, Inc. (Fund) for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 23.44% total return in the 12 months ended December 31, 2025, compared with the FTSE EPRA ex-U.S. Index - net,[1] which returned 25.19%, and the MSCI EAFE Index - net, which returned 31.22%.

Stock selection in Japan contributed to relative performance compared with the FTSE EPRA ex-U.S. Index – net,[1] as overweight positions in developers Mitsui Fudosan and Mitsubishi Estate surged during the year, buoyed by strong earnings performance and buyback announcements. Stock selection in France also helped relative returns, aided by overweights in several retail landlords that had large gains amid resilient consumer spending and little new supply. Stock selection in Canada helped performance as well, due mainly to a non-investment in an apartment company that declined.

An underweight in Switzerland detracted from relative performance. The relatively defensive market performed well in a period of elevated macro uncertainty. Stock selection in Sweden also hindered performance, due in part to an overweight in diversified developer Nyfosa, which declined in the period on a challenging macro backdrop. Stock selection in Singapore further detracted, with underperformance from a data center operator.

The currency impact of the Fund's investments in foreign securities contributed to absolute performance during the period, as foreign currencies appreciated against the dollar.

Top contributors	Top detractors
Japan	Switzerland
France	Sweden
Canada	Singapore

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
Class Z2	23.44%	-1.08%	3.27%
MSCI EAFE Index - net	31.22%	8.93%	8.18%
FTSE EPRA ex-U.S. Index - net[1]	25.19%	-0.05%	2.46%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 250,726,737
Holdings Count | shares	72
Advisory Fees Paid, Amount	$ 1,750,974
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$250,726,737
Number of portfolio holdings (excluding derivatives)	72
Portfolio turnover rate	67%
Net advisory fees paid	$1,750,974

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
Goodman Group	7.8%
Mitsubishi Estate Co. Ltd.	5.0%
Mitsui Fudosan Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.3%
Sun Hung Kai Properties Ltd.	3.3%
First Capital Real Estate Investment Trust	3.2%
Sumitomo Realty & Development Co. Ltd.	3.2%
Link REIT	2.7%
Klepierre SA	2.5%
Nomura Real Estate Master Fund, Inc.	2.4%

Sector diversification[3,5]	(%)
Diversified	55.4%
Industrials	12.1%
Retail	10.3%
Residential	7.8%
Office	6.8%
Health Care	2.7%
Data Centers	1.9%
Self Storage	1.2%
Industrial Office	0.5%
Other (includes short-term investments)	1.3%

Country diversification[3,5]	(%)
Japan	25.8%
Australia	16.6%
United Kingdom	8.9%
Hong Kong	8.4%
Singapore	8.2%
France	5.6%
Germany	4.9%
Canada	4.8%
Sweden	4.4%
Other (includes short-term investments)	12.4%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Goodman Group	7.8%
Mitsubishi Estate Co. Ltd.	5.0%
Mitsui Fudosan Co. Ltd.	3.9%
CapitaLand Integrated Commercial Trust	3.3%
Sun Hung Kai Properties Ltd.	3.3%
First Capital Real Estate Investment Trust	3.2%
Sumitomo Realty & Development Co. Ltd.	3.2%
Link REIT	2.7%
Klepierre SA	2.5%
Nomura Real Estate Master Fund, Inc.	2.4%